Trade and Other Receivables - Summary of Movements on Provision for Bad and Doubtful Debts (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [abstract]
At beginning of year	£ (92)	£ (96)
Exchange differences	6	3
Income statement movements	(26)	(35)
Utilised	32	36
Transfer to assets classified as held for sale	6
At end of year	£ (74)	£ (92)